Net Defined Benefit Liabilities (Assets) - Summary of Principal Actuarial Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.67%	2.40%	2.10%
Salary growth rate	1.70%	1.82%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	5.51%	6.29%	3.70%
Salary growth rate	8.96%	8.90%	6.97%